Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31		December 31
	2022		2021
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	1,866,433	$2.98	1,452,378	$3.29
Granted	2,541,098	1.83	875,703	4.87
Vested and exercised	(503,840)	3.19	(327,774)	3.86
Forfeited/expired	(729,370)	1.28	(133,874)	1.62
Outstanding, end of year	3,174,321	$2.41	1,866,433	$2.98
Units outstanding and exercisable, end of year	—	—	61,086	$2.84

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value	The aggregate intrinsic value of the Company’s share units are as follows:

	December 31,
	2022	2021
	CDN$	CDN$
Share units:
Outstanding	$3,310	$5,434
Exercisable	—	173
Exercised	524	—

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2022	2021
Cost of revenue	$184	$91
Research and development	336	217
General and administrative	1,638	1,502
Sales and marketing	232	101
	$2,390	$1,911